Income (Loss) Per Common Share - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Dilutive common shares	0	0	0	0	0